Financial instruments - Summary of Accounting Classification and Fair Values (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9,026	$ 7,381
Financial assets, at fair value	1,006	929
Financial liabilities	(4,496)	(2,654)
Financial liabilities, at fair value	(651)	(157)
Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,479)
Financial liabilities, at fair value	(479)
Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(253)	(206)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(181)	(158)
Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)	(11)
Financial liabilities, at fair value	(10)	(11)
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,030)	(1,054)
Financial liabilities, at fair value	(162)	(146)
Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543)	(1,225)
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(489)	(16)
FVTPL | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(479)
FVTPL | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVTPL | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVTPL | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)	(11)
FVTPL | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	(5)
FVTPL | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(162)	(141)
FVOCI | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
FVOCI | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
FVOCI | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(162)	(141)
FVOCI | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,845)	(2,497)
Amortized cost | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,000)
Amortized cost | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(253)	(206)
Amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(181)	(158)
Amortized cost | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(868)	(908)
Amortized cost | Deposits from customers in the banking business
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543)	(1,225)
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	280	354
Financial liabilities, at fair value	(10)	(11)
Level 1 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Level 1 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(10)	(11)
Level 1 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	503	342
Financial liabilities, at fair value	0	0
Level 2 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Level 2 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets		87	$ 86	$ 98
Financial assets, at fair value	223	233
Financial liabilities	(418)
Financial liabilities, at fair value	(641)	(146)
Level 3 | Convertible notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(479)
Level 3 | Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 3 | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(162)	(146)
Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,039	1,525
Financial assets, at fair value	792	701
Debt investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	174	268
Debt investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	502	321
Debt investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	116	112
Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	207
Financial assets, at fair value	213	207
Equity investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	106	86
Equity investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Equity investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	107	121
Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,714	1,698
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	262	206
Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	708	536
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	210	245
Financial assets, at fair value	1	21
Other assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1	21
Other assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,880	2,964
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	898	662
FVTPL | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	684	434
FVTPL | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	207
FVTPL | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVTPL | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	21
FVTPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	108	267
FVOCI | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	108	267
FVOCI | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,020	6,452
Amortized cost | Debt investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,247	824
Amortized cost | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,714	1,698
Amortized cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	262	206
Amortized cost | Loan receivables in the financial services segment
Disclosure of detailed information about financial instruments [line items]
Financial assets	708	536
Amortized cost | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	209	224
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,880	$ 2,964